Other operating income and expenses	12 Months Ended
Dec. 31, 2018
Other operating income and expenses
Other operating income and expenses

20.  Other operating income and expenses

An analysis of other operating income is as follows:

	2018		2017		2016
Gain on sale and leaseback (Note 14c)	Ps.	609,168	Ps.	65,886	Ps.	484,827
Loss on sale of rotable spare parts furniture and equipment		(2,356)		(908)		(1,262)
Administrative benefits		—		27,180		9,072
Other income		15,161		4,607		4,105
	Ps.	621,973	Ps.	96,765	Ps.	496,742

An analysis of other operating expenses is as follows:

	2018		2017		2016
Administrative and operational support expenses	Ps.	570,409	Ps.	562,739	Ps.	541,826
Technology and communications		385,841		373,394		266,898
Passenger services		70,337		59,261		45,439
Insurance		60,892		54,569		56,414
Rents of offices, maintenance warehouse and hangar (Note 14c)		36,483		30,544		33,517
Disposal of intangible, rotable spare parts, furniture and equipment		—		11		436
Others		5,949		7,922		7,922
	Ps.	1,129,911	Ps.	1,088,440	Ps.	952,452